Summary of Significant Accounting Policies - Schedule of Exchange Rate (Details)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
RMB [Member] | Annual Average [Member]
Schedule of Exchange Rate [Line Items]
Currency exchange rates	0.071628	0.072043	0.070505
RMB [Member] | Year End [Member]
Schedule of Exchange Rate [Line Items]
Currency exchange rates	0.071055	0.070176	0.072952
HK [Member] | Annual Average [Member]
Schedule of Exchange Rate [Line Items]
Currency exchange rates	0.077969	0.078127	0.07831
HK [Member] | Year End [Member]
Schedule of Exchange Rate [Line Items]
Currency exchange rates	0.07782	0.077693	0.078308